Other current assets (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other current assets
Other financial assets	SFr 6,994	SFr 6,496
Trade and other receivables	38,439	15,513
Prepayments	251,079	169,649
Other short-term assets	60,074	7,967
Total other current assets	356,586	199,625
Increase (decrease) in other current assets	200,000
Accumulated impairment | Trade and other receivables
Other current assets
Expected loss allowance	SFr 0	SFr 0